LVIP MFS Value Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.85%
Aerospace & Defense–4.79%
General Dynamics Corp.	147,280	$32,544,462
Northrop Grumman Corp.	94,942	41,792,519
RTX Corp.	195,622	14,078,915
		88,415,896
Banks–6.61%
Citigroup, Inc.	511,647	21,044,041
JPMorgan Chase & Co.	526,871	76,406,832
PNC Financial Services Group, Inc.	145,654	17,881,942
Truist Financial Corp.	227,944	6,521,478
		121,854,293
Beverages–2.51%
Diageo PLC	720,473	26,670,348
PepsiCo, Inc.	115,604	19,587,942
		46,258,290
Biotechnology–0.84%
AbbVie, Inc.	104,340	15,552,920
		15,552,920
Building Products–1.51%
Johnson Controls International PLC	229,666	12,220,528
Trane Technologies PLC	77,326	15,690,219
		27,910,747
Capital Markets–4.83%
BlackRock, Inc.	28,853	18,653,176
KKR & Co., Inc.	207,663	12,792,041
Morgan Stanley	397,701	32,480,241
Nasdaq, Inc.	515,833	25,064,325
		88,989,783
Chemicals–3.64%
Corteva, Inc.	168,090	8,599,484
DuPont de Nemours, Inc.	380,340	28,369,561
PPG Industries, Inc.	101,868	13,222,466
Sherwin-Williams Co.	66,738	17,021,527
		67,213,038
Consumer Finance–1.73%
American Express Co.	213,755	31,890,108
		31,890,108
Consumer Staples Distribution & Retail–1.06%
Target Corp.	177,044	19,575,755
		19,575,755
Electric Utilities–6.36%
American Electric Power Co., Inc.	117,716	8,854,598
Duke Energy Corp.	375,317	33,125,478
Exelon Corp.	390,949	14,773,963
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
†PG&E Corp.	725,261	$11,698,460
Southern Co.	513,405	33,227,572
Xcel Energy, Inc.	272,715	15,604,752
		117,284,823
Electrical Equipment–1.41%
Eaton Corp. PLC	121,862	25,990,727
		25,990,727
Food Products–1.95%
Archer-Daniels-Midland Co.	74,055	5,585,228
Nestle SA	267,276	30,291,377
		35,876,605
Ground Transportation–2.51%
Canadian National Railway Co.	95,335	10,327,641
Union Pacific Corp.	176,900	36,022,147
		46,349,788
Health Care Equipment & Supplies–2.86%
Abbott Laboratories	218,249	21,137,416
†Boston Scientific Corp.	302,977	15,997,186
Medtronic PLC	200,173	15,685,556
		52,820,158
Health Care Providers & Services–5.29%
Cigna Group	191,532	54,791,559
McKesson Corp.	98,363	42,773,151
		97,564,710
Hotels, Restaurants & Leisure–1.39%
Marriott International, Inc. Class A	130,080	25,568,525
		25,568,525
Household Products–1.27%
Kimberly-Clark Corp.	117,959	14,255,345
Reckitt Benckiser Group PLC	129,681	9,167,486
		23,422,831
Industrial Conglomerates–1.72%
Honeywell International, Inc.	171,413	31,666,838
		31,666,838
Industrial REITs–1.73%
Prologis, Inc.	284,229	31,893,336
		31,893,336
Insurance–11.48%
Aon PLC Class A	149,227	48,382,378
Chubb Ltd.	189,073	39,361,217
Marsh & McLennan Cos., Inc.	258,789	49,247,547
Progressive Corp.	333,910	46,513,663
LVIP MFS Value Fund–1

LVIP MFS Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Travelers Cos., Inc.	172,893	$28,235,156
		211,739,961
IT Services–2.06%
Accenture PLC Class A	123,792	38,017,761
		38,017,761
Life Sciences Tools & Services–1.83%
Danaher Corp.	37,549	9,315,907
Thermo Fisher Scientific, Inc.	48,373	24,484,961
		33,800,868
Machinery–2.32%
Illinois Tool Works, Inc.	108,595	25,010,514
Otis Worldwide Corp.	74,951	6,019,315
PACCAR, Inc.	138,147	11,745,258
		42,775,087
Media–3.88%
†Charter Communications, Inc. Class A	45,530	20,025,005
Comcast Corp. Class A	1,161,047	51,480,824
		71,505,829
Multi-Utilities–1.24%
Dominion Energy, Inc.	510,040	22,783,487
		22,783,487
Oil, Gas & Consumable Fuels–5.61%
ConocoPhillips	452,769	54,241,726
EOG Resources, Inc.	148,952	18,881,156
Pioneer Natural Resources Co.	132,097	30,322,866
		103,445,748
Personal Care Products–0.97%
Kenvue, Inc.	892,777	17,926,962
		17,926,962
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–6.00%
Johnson & Johnson	286,516	$44,624,867
Merck & Co., Inc.	242,054	24,919,459
Pfizer, Inc.	1,061,064	35,195,493
Roche Holding AG	21,471	5,874,706
		110,614,525
Professional Services–0.94%
Equifax, Inc.	94,932	17,389,644
		17,389,644
Semiconductors & Semiconductor Equipment–6.03%
Analog Devices, Inc.	182,163	31,894,920
KLA Corp.	59,904	27,475,568
NXP Semiconductors NV	105,340	21,059,573
Texas Instruments, Inc.	193,207	30,721,845
		111,151,906
Specialized REITs–0.35%
Public Storage	24,724	6,515,268
		6,515,268
Specialty Retail–2.13%
Lowe's Cos., Inc.	188,823	39,244,972
		39,244,972
Total Common Stock (Cost $1,107,440,697)		1,823,011,189

MONEY MARKET FUND–1.20%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	22,153,709	22,153,709
Total Money Market Fund (Cost $22,153,709)		22,153,709

TOTAL INVESTMENTS–100.05% (Cost $1,129,594,406)	1,845,164,898
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(941,364)
NET ASSETS APPLICABLE TO 39,254,577 SHARES OUTSTANDING–100.00%	$1,844,223,534

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP MFS Value Fund–2

LVIP MFS Value Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS Value Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS Value Fund–3

LVIP MFS Value Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,823,011,189	$—	$—	$1,823,011,189
Money Market Fund	22,153,709	—	—	22,153,709
Total Investments	$1,845,164,898	$—	$—	$1,845,164,898
There were no Level 3 investments at the beginning or end of the period.
LVIP MFS Value Fund–4